Dykema Gossett PLLC Franklin Square, Third Floor West 1300 I Street N.W. Washington, DC 20005 www.dykema.com Tel: (202) 906-8600 Fax: (202) 906-8669
January 16, 2009
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	John Hancock Trust Registration Statement on Form N-14 under the Securities Act of 1933
Ladies and Gentlemen:
     On behalf of John Hancock Trust (“JHT”), we transmit herewith for filing with the Securities and Exchange Commission pursuant to Rule 488 under the Securities Act of 1933 (the “Act”) JHT’s registration statement on Form N-14 under the Act (the “Registration Statement”). The Registration Statement relates to an Agreement and Plan of Reorganization providing for the acquisition of all of the assets, subject to all of the liabilities, of each of six series of JHT (the Core Equity Trust, U.S. Large Cap Trust, Income & Value Trust, Mid Cap Value Trust, Small Company Trust and Classic Value Trust) by and in exchange for shares of another series of JHT (respectively, the Fundamental Value Trust, American Growth-Income Trust, American Asset Allocation Trust, Mid Value Trust, Small Company Value Trust and Equity-Income Trust).
     Pursuant to General Instruction D.1. of Form N-14, the proxy statement/prospectus included in the Registration Statement (the “Proxy Statement/Prospectus”) includes the information required by Schedule 14C under the Securities Exchange Act of 1934 relating to subadviser changes with respect to certain of the series named above.
     It is proposed that the Proxy Statement/Prospectus will first be sent to shareholders on or about March 2, 2009.
     Please call me at 202-906-8712 or John W. Blouch of this office at 202-906-8714 if you have any questions or comments.
Very truly yours,
Dykema Gossett pllc
Bruce W. Dunne
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January 16, 2009

California   |   Illinois   |   Michigan   |   Texas   |   Washington D.C.